Financial instruments and risk management - Summary of fair value of financial instruments (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [Line Items]
Total Borrowings (including overdrafts), carrying value	$ 13,001	$ 11,071
Total Borrowings (including overdrafts), fair value	13,256	11,192
Listed bonds
Disclosure of detailed information about borrowings [Line Items]
Total Borrowings (including overdrafts), carrying value	8,607	6,631
Total Borrowings (including overdrafts), fair value	8,672	6,649
Oyu Tolgoi project finance
Disclosure of detailed information about borrowings [Line Items]
Total Borrowings (including overdrafts), carrying value	3,850	3,770
Total Borrowings (including overdrafts), fair value	4,090	3,928
Other
Disclosure of detailed information about borrowings [Line Items]
Total Borrowings (including overdrafts), carrying value	544	670
Total Borrowings (including overdrafts), fair value	$ 494	$ 615